JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS — 97.7%
Argentina — 0.0%(a)
MercadoLibre, Inc.*	11	12,453

Australia — 4.1%
Australia & New Zealand Banking Group Ltd.	3,399	64,237
BHP Group Ltd.	10,274	329,493
Commonwealth Bank of Australia	683	45,549
CSL Ltd.	187	34,640
Glencore plc*	15,037	78,337
Goodman Group, REIT	2,703	44,631
GPT Group (The), REIT	7,546	26,741
IDP Education Ltd.	1,692	35,367
Macquarie Group Ltd.	281	36,730
National Australia Bank Ltd.	4,658	89,878
Rio Tinto Ltd.	681	54,143
Rio Tinto plc	2,600	183,262
South32 Ltd.	11,124	30,606
Wesfarmers Ltd.	421	15,709
Westpac Banking Corp.	3,469	50,033
Woolworths Group Ltd.	1,202	29,322

		1,148,678

Austria — 0.8%
BAWAG Group AG(b)	354	21,245
Erste Group Bank AG	1,829	85,488
OMV AG	930	56,920
Raiffeisen Bank International AG	866	24,341
Wienerberger AG	713	25,816

		213,810

Belgium — 0.9%
Ageas SA	379	18,243
Bekaert SA	771	35,895
bpost SA*	1,349	9,958
D’ieteren Group	87	15,159
KBC Group NV	2,080	180,896

		260,151

Canada — 0.6%
Canadian National Railway Co.	589	71,788
Toronto-Dominion Bank (The)	1,228	98,354

		170,142

China — 1.2%
Alibaba Group Holding Ltd.*	4,504	70,594
BOC Hong Kong Holdings Ltd.	9,500	36,683
Budweiser Brewing Co. APAC Ltd.(b)	8,600	22,717
Prosus NV*	359	29,867
Tencent Holdings Ltd.	2,270	142,244
Yangzijiang Shipbuilding Holdings Ltd.	34,200	32,813

		334,918

Denmark — 3.9%
AP Moller - Maersk A/S, Class B	10	35,922
Carlsberg A/S, Class B	726	117,562
Coloplast A/S, Class B	590	85,799
Genmab A/S*	236	80,365
H+H International A/S, Class B*	759	23,379
Matas A/S	1,569	26,234
Novo Nordisk A/S, Class B	5,369	534,045
Orsted A/S(b)	1,200	127,854
Solar A/S, Class B	268	28,736
Spar Nord Bank A/S	1,807	25,985
Sydbank A/S	306	10,801

		1,096,682

Finland — 1.2%
Elisa OYJ	541	31,779
Kone OYJ, Class B	2,132	138,077
Nokia OYJ*	5,079	30,289
Nordea Bank Abp	8,715	103,514
Outokumpu OYJ*	1,778	11,520
Valmet OYJ	645	24,636

		339,815

France — 12.0%
Air Liquide SA	455	77,832
Airbus SE*	277	35,371
AXA SA	5,449	172,575
BNP Paribas SA	3,196	228,161
Capgemini SE	1,399	314,518
Carrefour SA	731	13,912
Cie de Saint-Gobain	745	50,412
Credit Agricole SA	1,147	17,256
Dassault Systemes SE	687	33,222
Eiffage SA	314	32,993
EssilorLuxottica SA	94	17,783
Eutelsat Communications SA	1,801	22,332
Fnac Darty SA	319	18,933
IPSOS	605	27,644
Kering SA	154	115,002
L’Oreal SA	881	376,316
LVMH Moet Hennessy Louis Vuitton SE	733	602,070
Metropole Television SA	1,374	26,806
Pernod Ricard SA	535	114,436
Publicis Groupe SA	643	43,570
Rothschild & Co.	781	33,888
Safran SA	1,196	144,799
Sanofi	447	46,739
Societe Generale SA	2,394	88,866
Sopra Steria Group SACA	140	24,614
Technip Energies NV*	1,471	22,509
TotalEnergies SE	7,193	409,048
Veolia Environnement SA	2,256	81,498
Vinci SA	1,915	209,897

		3,403,002

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)

Germany — 8.5%
adidas AG	780	214,046
Allianz SE (Registered)	1,509	387,440
Aurubis AG	256	26,686
BASF SE	196	15,011
Bayer AG (Registered)	308	18,712
Bayerische Motoren Werke AG	540	57,155
Brenntag SE	298	25,531
Covestro AG(b)	216	12,958
Daimler AG	1,433	114,344
Daimler Truck Holding AG*	1,006	35,465
Deutsche Boerse AG	417	74,123
Deutsche Post AG (Registered)	2,723	163,872
Deutsche Telekom AG (Registered)	7,189	135,721
E.ON SE	992	13,682
HeidelbergCement AG	299	20,807
Infineon Technologies AG	1,407	58,430
Kloeckner & Co. SE*	1,716	19,381
Merck KGaA	212	46,491
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	517	163,674
RWE AG	2,395	101,027
SAP SE	659	82,679
Sartorius AG (Preference)	57	30,773
Siemens AG (Registered)	1,354	214,976
Symrise AG	636	76,002
Volkswagen AG (Preference)	897	186,820
Vonovia SE	847	48,242
Zalando SE*(b)	847	67,225

		2,411,273

Hong Kong — 2.1%
AIA Group Ltd.	29,600	309,018
Hong Kong Exchanges & Clearing Ltd.	4,000	228,303
Hongkong Land Holdings Ltd.	7,700	41,703
JD.com cash in lieu of shares*	108	4,097
Sun Hung Kai Properties Ltd.	1,000	12,200

		595,321

India — 0.5%
HDFC Bank Ltd., ADR	2,288	157,025

Indonesia — 0.2%
Bank Central Asia Tbk. PT	90,500	48,137

Ireland — 0.3%
CRH plc	787	39,500
Kingspan Group plc	352	33,882

		73,382

Italy — 1.4%
Assicurazioni Generali SpA	2,102	44,236
Azimut Holding SpA	1,051	28,271
Enel SpA	3,362	25,876
Eni SpA	4,560	68,497
FinecoBank Banca Fineco SpA	1,466	24,647
Intesa Sanpaolo SpA	18,647	55,416
Mediobanca Banca di Credito Finanziario SpA	1,157	13,255
Pirelli & C SpA(b)	5,521	39,035
UniCredit SpA	3,477	55,261
Unipol Gruppo SpA	6,250	35,161

		389,655

Japan — 18.5%
AGC, Inc.	1,100	50,485
Ajinomoto Co., Inc.	400	11,161
Asahi Group Holdings Ltd.	1,300	53,067
Asahi Kasei Corp.	1,500	14,817
Bridgestone Corp.	1,800	78,824
Brother Industries Ltd.	1,500	27,624
Central Japan Railway Co.	200	26,242
Cosmo Energy Holdings Co. Ltd.	1,300	26,135
Credit Saison Co. Ltd.	3,100	34,603
Dai-ichi Life Holdings, Inc.	2,600	58,525
Daiichi Sankyo Co. Ltd.	1,100	24,717
Daikin Industries Ltd.	700	146,961
Daiwa House Industry Co. Ltd.	400	11,673
Daiwa Securities Group, Inc.	5,200	31,334
Dentsu Group, Inc.	1,200	41,558
FANUC Corp.	300	59,325
Fuyo General Lease Co. Ltd.	400	26,531
Hitachi Ltd.	1,700	88,359
Honda Motor Co. Ltd.	3,100	91,304
Hoya Corp.	1,900	246,370
Isuzu Motors Ltd.	3,100	37,975
ITOCHU Corp.	2,800	89,954
Japan Post Holdings Co. Ltd.*	4,000	34,142
Japan Post Insurance Co. Ltd.	2,300	40,327
Kao Corp.	300	14,991
KDDI Corp.	3,000	95,846
Keyence Corp.	700	359,046
Konami Holdings Corp.	200	10,782
Kubota Corp.	3,000	64,337
Kyowa Kirin Co. Ltd.	4,400	109,669
Makita Corp.	1,700	63,620
Mitsubishi Chemical Holdings Corp.	5,500	43,143
Mitsubishi Corp.	3,200	108,648
Mitsubishi UFJ Financial Group, Inc.	25,100	152,138
Mitsui & Co. Ltd.	2,900	72,313
Mitsui Fudosan Co. Ltd.	2,900	62,168
Mizuho Financial Group, Inc.	4,400	59,602
MS&AD Insurance Group Holdings, Inc.	1,400	48,019
Murata Manufacturing Co. Ltd.	400	30,073
Nidec Corp.	700	62,041
Nintendo Co. Ltd.	100	49,004
Nippon Telegraph & Telephone Corp.	4,000	114,471
Nitori Holdings Co. Ltd.	100	14,326
Nomura Real Estate Holdings, Inc.	1,400	32,784

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Nomura Research Institute Ltd.	300	10,502
Ono Pharmaceutical Co. Ltd.	400	9,701
ORIX Corp.	4,700	96,948
Recruit Holdings Co. Ltd.	1,800	88,971
Rohm Co. Ltd.	100	8,424
Ryohin Keikaku Co. Ltd.	500	7,180
SBI Holdings, Inc.	1,200	30,955
Sekisui House Ltd.	2,700	54,702
Seven & i Holdings Co. Ltd.	600	30,515
Shimadzu Corp.	500	18,041
Shimano, Inc.	200	44,848
Shin-Etsu Chemical Co. Ltd.	600	100,386
Shionogi & Co. Ltd.	600	34,196
SMC Corp.	200	111,552
SoftBank Corp.	5,700	71,454
SoftBank Group Corp.	600	26,580
Sojitz Corp.	2,120	33,224
Sompo Holdings, Inc.	800	37,435
Sony Group Corp.	3,600	402,727
Sumitomo Corp.	2,700	41,730
Sumitomo Metal Mining Co. Ltd.	200	9,238
Sumitomo Mitsui Financial Group, Inc.	3,400	122,471
Sumitomo Mitsui Trust Holdings, Inc.	1,700	58,788
Suzuki Motor Corp.	500	21,287
Sysmex Corp.	700	66,634
T&D Holdings, Inc.	4,400	65,025
Takeda Pharmaceutical Co. Ltd.	900	26,085
Terumo Corp.	500	18,252
Tokio Marine Holdings, Inc.	1,300	77,576
Tokyo Electron Ltd.	400	195,653
Toyota Motor Corp.	18,400	363,642
Yamato Holdings Co. Ltd.	1,200	25,553

		5,229,309

Luxembourg — 0.1%
ArcelorMittal SA	1,168	34,694

Malta — 0.0%(a)
Kindred Group plc, SDR	1,086	12,617

Netherlands — 6.2%
ABN AMRO Bank NV, CVA(b)	737	11,828
Adyen NV*(b)	75	152,617
Aegon NV	7,789	43,942
Akzo Nobel NV	247	25,566
Argenx SE*	26	6,957
Argenx SE*	85	22,355
ASM International NV	70	24,051
ASML Holding NV	1,004	680,004
ASR Nederland NV	754	35,058
Heijmans NV, CVA	1,725	27,790
ING Groep NV	10,482	155,019
Koninklijke Ahold Delhaize NV	3,036	98,441
Koninklijke DSM NV	175	32,806
Koninklijke KPN NV	9,709	32,025
NN Group NV	1,987	111,197
Randstad NV	389	25,306
Shell plc	7,549	193,924
Wolters Kluwer NV	674	68,599

		1,747,485

Norway — 0.8%
DNB Bank ASA	1,794	42,698
Equinor ASA	2,831	78,044
Norsk Hydro ASA	4,600	35,352
SpareBank 1 Nord Norge	2,902	36,544
SpareBank 1 SMN	1,798	29,777

		222,415

Poland — 0.1%
InPost SA*	2,062	16,740

Russia — 0.2%
Evraz plc	3,734	25,367
Sberbank of Russia PJSC, ADR	1,394	19,555

		44,922

Singapore — 1.4%
DBS Group Holdings Ltd.	11,100	291,562
Oversea-Chinese Banking Corp. Ltd.	7,300	67,951
United Overseas Bank Ltd.	2,200	49,167

		408,680

South Africa — 0.7%
Anglo American plc	4,207	185,468

South Korea — 1.0%
Delivery Hero SE*(b)	1,042	80,432
Samsung Electronics Co. Ltd., GDR(b)	129	201,143

		281,575

Spain — 1.8%
Banco Bilbao Vizcaya Argentaria SA	13,520	86,320
Banco Santander SA	17,074	59,872
CaixaBank SA	8,091	26,032
Endesa SA	1,294	28,971
Iberdrola SA	15,191	174,166
Indra Sistemas SA*	2,986	30,425
Industria de Diseno Textil SA	2,785	84,467
Telefonica SA	7,030	32,771

		523,024

Sweden — 3.2%
Assa Abloy AB, Class B	3,961	108,461
Atlas Copco AB, Class A	3,965	234,673
Boliden AB	1,155	46,769
Investor AB, Class B	1,230	26,706
Inwido AB	1,455	25,461
Lundin Energy AB	2,117	86,094

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Investments	Shares	Value ($)
Securitas AB, Class B	1,831	22,115
Skandinaviska Enskilda Banken AB, Class A	2,286	29,551
Skanska AB, Class B	1,099	26,907
SKF AB, Class B	1,112	24,377
SSAB AB, Class B*	3,611	18,801
Svenska Handelsbanken AB, Class A	12,536	133,603
Telefonaktiebolaget LM Ericsson, Class B	2,370	29,592
Volvo AB, Class B	4,414	99,608

		912,718

Switzerland — 9.4%
ABB Ltd. (Registered)	816	28,292
Adecco Group AG (Registered)	379	18,053
Cie Financiere Richemont SA (Registered)	182	26,451
Givaudan SA (Registered)	12	49,715
Julius Baer Group Ltd.	787	51,430
Lonza Group AG (Registered)	368	253,715
Nestle SA (Registered)	6,029	778,575
Novartis AG (Registered)	3,832	332,961
Partners Group Holding AG	42	58,556
Roche Holding AG	1,038	401,705
SGS SA (Registered)	43	122,618
Sika AG (Registered)	96	33,588
Straumann Holding AG (Registered)	45	74,569
Swiss Life Holding AG (Registered)	74	47,627
Swisscom AG (Registered)	58	33,151
UBS Group AG (Registered)	8,010	148,582
Zurich Insurance Group AG	408	195,150

		2,654,738

Taiwan — 0.9%
Sea Ltd., ADR*	518	77,861
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,380	169,229

		247,090

United Kingdom — 13.0%
3i Group plc	5,811	108,223
Allfunds Group plc*	2,538	35,663
Ashtead Group plc	561	40,127
AstraZeneca plc	1,235	143,665
Aviva plc	7,103	41,936
Barclays plc	33,138	88,903
Barratt Developments plc	1,818	15,120
Berkeley Group Holdings plc	1,208	68,941
BP plc	52,230	270,756
British American Tobacco plc	1,019	43,506
Centrica plc*	37,771	37,139
CK Hutchison Holdings Ltd.	8,500	60,412
DCC plc	514	43,219
Diageo plc	9,442	476,457
Drax Group plc	3,981	32,434
GlaxoSmithKline plc	10,534	235,077
HSBC Holdings plc	23,456	166,944
InterContinental Hotels Group plc*	524	34,623
Intertek Group plc	904	65,604
Investec plc	4,217	24,075
ITV plc*	15,785	24,146
J Sainsbury plc	7,325	28,784
Kingfisher plc	7,198	32,278
Land Securities Group plc, REIT	3,088	33,167
Legal & General Group plc	18,465	72,197
Linde plc	715	227,384
Lloyds Banking Group plc	181,567	126,002
London Stock Exchange Group plc	1,063	104,082
Man Group plc	8,713	22,761
Marks & Spencer Group plc*	11,914	35,258
Mitie Group plc	22,602	18,314
Morgan Sindall Group plc	862	24,906
NatWest Group plc	9,102	29,916
Next plc	187	19,053
OSB Group plc	3,983	29,590
Oxford Nanopore Technologies plc*	1,265	8,251
Persimmon plc	1,764	57,470
Prudential plc	3,625	61,102
Reach plc	4,292	15,066
Reckitt Benckiser Group plc	791	64,089
RELX plc	10,278	316,155
Smith & Nephew plc	1,664	28,300
Standard Chartered plc	6,335	46,136
Taylor Wimpey plc	8,971	18,405
Tesco plc	22,060	88,608
Unilever plc	1,241	63,641
WPP plc	3,427	53,737

		3,681,622

United States — 2.7%
Ferguson plc	1,930	303,571
Schneider Electric SE	2,032	344,211
Stellantis NV	6,739	130,123

		777,905

TOTAL COMMON STOCKS (Cost $27,843,212)		27,635,446

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d) (Cost $552,099)	552,099	552,099

Total Investments — 99.7% (Cost $28,395,311)		28,187,545
Other Assets Less Liabilities — 0.3%		89,621

Net Assets — 100.0%		28,277,166

Percentages indicated are based on net assets.

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2022

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	12.1%
Insurance	7.5
Pharmaceuticals	7.0
Oil, Gas & Consumable Fuels	4.2
Semiconductors & Semiconductor Equipment	4.0
Metals & Mining	3.9
Capital Markets	3.6
Automobiles	3.6
Textiles, Apparel & Luxury Goods	3.5
Machinery	3.2
Food Products	2.8
Beverages	2.8
Trading Companies & Distributors	2.7
Chemicals	2.5
Professional Services	2.5
Household Durables	2.2
Health Care Equipment & Supplies	2.0
IT Services	1.9
Personal Products	1.6
Electrical Equipment	1.5
Building Products	1.5
Electronic Equipment, Instruments & Components	1.4
Industrial Conglomerates	1.4
Diversified Telecommunication Services	1.4
Electric Utilities	1.3
Construction & Engineering	1.1
Food & Staples Retailing	1.0
Others (each less than 1.0%)	13.8
Short-Term Investments	2.0

Abbreviations

ADR	American Depositary Receipt
APAC	Asia Pacific
CVA	Dutch Certification
GDR	Global Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2022.
*	Non-income producing security.

JPMorgan ActiveBuilders International Equity ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2022 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$12,453	$—	$—	$12,453
Australia	—	1,148,678	—	1,148,678
Austria	—	213,810	—	213,810
Belgium	—	260,151	—	260,151
Canada	170,142	—	—	170,142
China	—	334,918	—	334,918
Denmark	23,379	1,073,303	—	1,096,682
Finland	—	339,815	—	339,815
France	—	3,403,002	—	3,403,002
Germany	35,465	2,375,808	—	2,411,273
Hong Kong	—	595,321	—	595,321
India	157,025	—	—	157,025
Indonesia	—	48,137	—	48,137
Ireland	—	73,382	—	73,382
Italy	—	389,655	—	389,655
Japan	—	5,229,309	—	5,229,309
Luxembourg	—	34,694	—	34,694
Malta	—	12,617	—	12,617
Netherlands	22,355	1,725,130	—	1,747,485
Norway	36,544	185,871	—	222,415
Poland	—	16,740	—	16,740
Russia	—	44,922	—	44,922
Singapore	—	408,680	—	408,680
South Africa	—	185,468	—	185,468
South Korea	—	281,575	—	281,575
Spain	—	523,024	—	523,024
Sweden	—	912,718	—	912,718
Switzerland	—	2,654,738	—	2,654,738
Taiwan	247,090	—	—	247,090
United Kingdom	47,392	3,634,230	—	3,681,622
United States	—	777,905	—	777,905

Total Common Stocks	751,845	26,883,601	—	27,635,446

Short-Term Investments
Investment Companies	552,099	—	—	552,099

Total Investments in Securities	$1,303,944	$26,883,601	$—	$28,187,545

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2022	Shares at January 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	$429,423	$570,563	$447,887	$—	$—	$552,099	552,099	$39	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	124,086	161,272	285,358	—	—	—	—	1	—

Total	$553,509	$731,835	$733,245	$—	$—	$552,099		$40	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2022.